Investments (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Information About Investments

	2022			2021
	Current	Non Current	Total	Current	Non Current	Total
Investment at amortised cost
Time deposits	$432,750	$65,000	$497,750	$382,000	$103,000	$485,000
Bonds	286,203	137,907	424,110	300,630	96,966	397,596

	718,953	202,907	921,860	682,630	199,966	882,596
Allowance for expected credit losses	(2,104)	(851)	(2,955)	(1,016)	(296)	(1,312)

	716,849	202,056	918,905	681,614	199,670	881,284
Investment at fair value through profit or loss
Investment funds	95,474	—	95,474	124,726	—	124,726

	$812,323	$202,056	$1,014,379	$806,340	$199,670	$1,006,010